Finance Costs	12 Months Ended
Dec. 31, 2020
Disclosure of finance cost [text block] [Abstract]
FINANCE COSTS
9.	FINANCE COSTS

	Year ended December 31,
	2020 $’000	2019 $’000	2018 $’000
Group
Finance Income
Finance income received on net investment in lease	8	1	-
Total finance income	8	1	-

Finance Expense
Finance charge accrued on convertible loan notes	303	61	12
Interest expense on lease liabilities	17	31	-
Total finance expenses	320	92	12
Net finance expense recognized in Statement of Comprehensive Income	312	92	12